UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-05802)

Exact name of registrant as specified in charter:	Putnam Pennsylvania Tax Exempt Income Fund

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	May 31, 2015

Date of reporting period:	February 28, 2015

Item 1. Schedule of Investments:

Putnam Pennsylvania Tax Exempt Income Fund

The fund's portfolio
2/28/15 (Unaudited)

Key to holding's abbreviations
AGM — Assured Guaranty Municipal Corporation
AGO — Assured Guaranty, Ltd.
AMBAC — AMBAC Indemnity Corporation
BAM — Build America Mutual
CIFG — CIFG Assurance North America, Inc.
FGIC — Financial Guaranty Insurance Company
G.O. Bonds — General Obligation Bonds
NATL — National Public Finance Guarantee Corp.
Radian Insd. — Radian Group Insured
U.S. Govt. Coll. — U.S. Government Collateralized
VRDN — Variable Rate Demand Notes, which are floating-rate securities with long-term maturities that carry coupons that reset and are payable upon demand either daily, weekly or monthly. The rate shown is the current interest rate at the close of the reporting period.
MUNICIPAL BONDS AND NOTES (98.7%)(a)
	Rating(RAT)	Principal amount	Value

Arizona (0.2%)

Navajo Cnty., Poll. Control Corp. Mandatory Put Bonds (11/17/15) (AZ Pub. Svsc. Co. Cholla Pwr. Plant), Ser. A, 0.45s, 6/1/34	A3	$500,000	$500,000

			500,000
Guam (1.4%)

Territory of GU, Bus. Privilege Tax Rev. Bonds, Ser. B-1, 5s, 1/1/37	A	750,000	824,490

Territory of GU, Govt. Ltd. Oblig. Rev. Bonds (Section 30), Ser. A, 5 3/4s, 12/1/34	BBB+	1,000,000	1,132,940

Territory of GU, Govt. Wtr. Wks. Auth. Wtr. & Waste Wtr. Syst. Rev. Bonds, 5 5/8s, 7/1/40	A-	450,000	506,889

Territory of GU, Pwr. Auth. Rev. Bonds, Ser. A, 5 1/2s, 10/1/40	BBB	350,000	392,938

			2,857,257
Massachusetts (0.2%)

MA State VRDN (Construction Loan), Ser. A, 0.01s, 3/1/26	VMIG1	550,000	550,000

			550,000
Missouri (0.5%)

MO State Hlth. & Edl. Fac. Auth. VRDN (Washington U. (The)), Ser. C, 0.01s, 9/1/30	VMIG1	1,000,000	1,000,000

			1,000,000
Pennsylvania (91.0%)

Allegheny Cnty., G.O. Bonds, Ser. C-72, 5 1/4s, 12/1/33	AA-	2,230,000	2,572,417

Allegheny Cnty., Arpt. Auth. Rev. Bonds (Pittsburgh Intl. Arpt.), Ser. A-1, 5s, 1/1/28	A3	1,000,000	1,088,420

Allegheny Cnty., Higher Ed. Bldg. Auth. Rev. Bonds
(Robert Morris U.), Ser. A, 6s, 10/15/38	Baa3	945,000	1,045,132
(Robert Morris U.), Ser. A, 5 3/4s, 10/15/40	Baa3	500,000	554,715
(Duquesne U.), Ser. A, 5 1/2s, 3/1/31	A2	1,000,000	1,145,610
(Duquesne U.), 5s, 3/1/33	A2	1,000,000	1,087,300
(Carnegie Mellon U.), Ser. A, 5s, 3/1/24	AA-	500,000	596,700
(Chatham U.), Ser. A, 5s, 9/1/20	BBB	1,180,000	1,348,716
(Duquesne U. of the Holy Spirit), Ser. A, 5s, 3/1/19	A2	300,000	340,410

Allegheny Cnty., Hosp. Dev. Auth. Rev. Bonds
(U. of Pittsburgh Med.), 5 5/8s, 8/15/39	Aa3	2,000,000	2,309,780
(Children's Hosp. of Pittsburgh), NATL, 5 3/8s, 7/1/17 (Escrowed to maturity)	AA-	1,545,000	1,637,221
Ser. A, 5s, 10/15/31	Aa3	1,000,000	1,132,600

Allegheny Cnty., Indl. Dev. Auth. Rev. Bonds (Env. Impt. - USX Corp.), 6 7/8s, 5/1/30	BB-	600,000	689,370

Allegheny Cnty., Sanitation Auth. Swr. Rev. Bonds, FGIC, NATL, 5s, 12/1/37	AA-	1,000,000	1,068,600

Allentown, Neighborhood Impt. Zone Dev. Auth. Rev. Bonds, Ser. A
5s, 5/1/42	Baa2	750,000	811,275
5s, 5/1/35	Baa2	500,000	546,460

Beaver Cnty., Hosp. Auth. Rev. Bonds (Heritage Valley Hlth. Syst., Inc.), 5s, 5/15/26	A+	1,000,000	1,151,340

Beaver Cnty., Indl. Dev. Auth. Mandatory Put Bonds (6/1/20)
(FirstEnergy Generation, LLC), Ser. A, 3 1/2s, 4/1/41	Baa3	1,000,000	1,038,830
(FirstEnergy Nuclear Generation, LLC), Ser. B, 3 1/2s, 12/1/35	Baa3	1,400,000	1,454,362

Berks Cnty., Muni. Auth. Rev. Bonds (Reading Hosp. & Med. Ctr.), Ser. A-3, 5 1/2s, 11/1/31	AA-	2,000,000	2,328,220

Bethel Park, School Dist. G.O. Bonds, 5.1s, 8/1/33	Aa2	1,000,000	1,135,600

Bucks Cnty., Indl. Dev. Auth. Rev. Bonds (US Steel Corp.), 6 3/4s, 6/1/26	BB-	500,000	590,545

Burrell, School Dist. G.O. Bonds, Ser. A, AGM
5s, 7/15/25 (Prerefunded 1/15/16)	A1	770,000	801,955
5s, 7/15/25	A1	230,000	238,216

Butler, Area School Dist. G.O. Bonds, 5 1/4s, 10/1/26	A+	1,500,000	1,697,865

Catasauqua, Area School Dist. G.O. Bonds, AGM, 5s, 2/15/26	AA	1,000,000	1,037,800

Centennial, School Dist., Bucks Cnty., G.O. Bonds, Ser. A, 5s, 12/15/37	Aa2	2,000,000	2,303,520

Chester Cnty., G.O. Bonds
5s, 7/15/23	Aaa	1,105,000	1,370,653
5s, 7/15/20	Aaa	285,000	339,133
4s, 7/15/19	Aaa	470,000	527,486

Chester Cnty., Indl. Dev. Auth. Rev. Bonds (Renaissance Academy Charter School), 5s, 10/1/34	BBB-	150,000	162,950

Chester Cnty., Indl. Dev. Auth. Student Hsg. Rev. Bonds (West Chester U. Student Hsg., LLC), Ser. A, 5s, 8/1/45	Baa3	1,000,000	1,068,560

Crawford Cnty., Indl. Dev. Auth. Rev. Bonds (Allegheny College), Ser. A, 6s, 11/1/31	A3	1,000,000	1,165,340

Cumberland Cnty., Muni. Auth. Rev. Bonds
(Presbyterian Homes Oblig.), Ser. A, 5.15s, 1/1/18	BBB+/F	730,000	777,895
(Diakon Lutheran Ministries), 5s, 1/1/36	BBB+/F	1,860,000	1,906,165
(Dickinson College), 5s, 11/1/32	A+	1,000,000	1,115,610
(Diakon Lutheran Ministries), 5s, 1/1/27	BBB+/F	750,000	786,240

Dallas, Area Muni. Auth. U. Rev. Bonds (Misericordia U.), 5s, 5/1/29	Baa3	1,500,000	1,663,770

Dauphin Cnty., Gen. Auth. Hlth. Syst. Rev. Bonds (Pinnacle Hlth. Syst.), Ser. A, 6s, 6/1/29	A	1,500,000	1,758,795

Dauphin Cnty., Indl. Dev. Auth. Wtr. Rev. Bonds (Dauphin Cons. Wtr. Supply), Ser. A, 6.9s, 6/1/24	A-	1,000,000	1,288,370

Delaware River Joint Toll Bridge Comm. Rev. Bonds, Ser. A
NATL, 5s, 7/1/27	AA-	1,000,000	1,081,570
5s, 7/1/22	A1	200,000	239,182

Delaware River Port Auth. PA & NJ Rev. Bonds
Ser. D, 5s, 1/1/40	A	800,000	874,728
5s, 1/1/30	A	1,000,000	1,159,060

Downingtown, Area School Dist. G.O. Bonds, Ser. AA, 5s, 11/1/28	Aaa	1,875,000	2,127,206

Doylestown, Hosp. Auth. Rev. Bonds (Doylestown Hosp.), Ser. A, 5s, 7/1/25	Baa2	500,000	552,215

East Hempfield Twp., Indl. Dev. Auth. Rev. Bonds (Student Svcs., Inc. Student Hsg. at Millersville U. of PA)
5s, 7/1/34	Baa3	200,000	214,462
5s, 7/1/30	Baa3	410,000	446,031

East Stroudsburg, Area School Dist. G.O. Bonds, AGM, 5s, 9/1/27	Aa3	1,500,000	1,653,960

Erie, Higher Ed. Bldg. Auth. Rev. Bonds
(Gannon U.), Ser. A, 5 3/8s, 5/1/30	Baa2	1,000,000	1,095,150
(Mercyhurst College), 5.35s, 3/15/28	BBB	1,000,000	1,101,060

Franklin Cnty., Indl. Dev. Auth. Rev. Bonds (Chambersburg Hosp.), 5 3/8s, 7/1/42	A2	2,000,000	2,214,420

Gen. Auth. of South Central Rev. Bonds (York College of PA), 5 1/2s, 11/1/31	A	750,000	857,400

Harrisburg, Wtr. Auth. Rev. Bonds, 5 1/8s, 7/15/28	BB-/P	1,000,000	1,009,000

Indiana Cnty., Indl. Dev. Auth. Rev. Bonds (Student Co-op Assn., Inc.), 5s, 5/1/33	A-	1,000,000	1,092,890

Lancaster Cnty., Hosp. Auth. Rev. Bonds
(Masonic Villages of the Grand Lodge of PA), 5s, 11/1/35	A	1,000,000	1,150,330
(Lancaster Gen. Hosp.), Ser. A, 5s, 3/15/26	Aa3	1,000,000	1,076,840

Lancaster Cnty., Hosp. Auth. VRDN (Masonic Homes), Ser. D, 0.01s, 7/1/34	A-1	1,745,000	1,745,000

Lancaster Cnty., Hosp. Auth. Hlth. Facs. Rev. Bonds (Saint Anne's Retirement Cmnty., Inc.), 5s, 4/1/27	BB+/F	1,000,000	1,036,110

Lancaster, Higher Ed. Auth. College Rev. Bonds (Franklin & Marshall College), 5s, 4/15/29	AA-	1,000,000	1,100,300

Lancaster, Indl. Dev. Auth. Rev. Bonds (Garden Spot Village Obligated Group), 5 3/8s, 5/1/28	BBB	500,000	551,450

Langhorne Manor Boro., Higher Edl. & Hlth. Auth. Rev. Bonds (Woods Svcs.), 5s, 11/15/22	A-	1,015,000	1,170,133

Lehigh Cnty., Gen. Purpose Hosp. Rev. Bonds (Lehigh Valley Hlth. Network), Ser. A, AGM, 5s, 7/1/25	AA	1,360,000	1,515,679

Luzerne Cnty., Indl. Dev. Auth. Wtr. Fac. Rev. Bonds (American Wtr. Co.), 5 1/2s, 12/1/39	A1	1,250,000	1,423,850

Lycoming Cnty., Auth. Rev. Bonds, 5s, 5/1/26	A	1,000,000	1,106,890

Lycoming Cnty., Auth. Hlth. Syst. Rev. Bonds (Susquehanna Hlth. Syst.), Ser. A, 5 3/4s, 7/1/39	BBB+	2,000,000	2,163,200

McKeesport, Muni. Auth. Swr. Rev. Bonds, 5 3/4s, 12/15/39	A-	1,750,000	1,987,790

Monroe Cnty., Hosp. Auth. Rev. Bonds (Pocono Med. Ctr.)
5 1/8s, 1/1/37	A-	2,000,000	2,106,980
Ser. A, 5s, 1/1/32	A-	500,000	549,940

Montgomery Cnty., Higher Ed. & Hlth. Auth. Rev. Bonds (Arcadia U.)
5 5/8s, 4/1/40	BBB	1,000,000	1,090,710
5 1/4s, 4/1/30	BBB	1,060,000	1,152,739

Montgomery Cnty., Indl. Auth. Resource Recvy. Rev. Bonds (Germantown Academy), 4s, 10/1/22	BBB+	965,000	1,042,847

Montgomery Cnty., Indl. Dev. Auth. Rev. Bonds (Acts Retirement-Life Cmnty.), 5s, 11/15/28	BBB+	1,250,000	1,367,488

Montgomery Cnty., Indl. Dev. Auth. Retirement Cmnty. Rev. Bonds (Acts Retirement-Life Cmnty.), Ser. A-1, 6 1/4s, 11/15/29	BBB+	1,125,000	1,292,524

Montgomery Cnty., Indl. Dev. Auth. Wtr. Fac. Rev. Bonds (Aqua PA, Inc.), Ser. A, 5 1/4s, 7/1/42	AA-	2,250,000	2,440,170

New Wilmington, Muni. Auth. Rev. Bonds (Westminster College), Ser. GG4, Radian Insd., 5 1/8s, 5/1/33	A-/P	1,000,000	1,043,620

Northampton Cnty., Gen Purpose Hosp. Auth. Rev. Bonds (St. Luke's Hosp. - Bethlehem), Ser. A, 5 1/2s, 8/15/35	A3	2,000,000	2,236,280

Northampton Cnty., Gen. Purpose Auth. Rev. Bonds
(Lehigh U.), 5 1/2s, 11/15/33	Aa2	1,500,000	1,724,010
(Moravian College), 5s, 7/1/31	A-	500,000	550,105

PA Rev. Bonds (Philadelphia Biosolids Fac.), 6 1/4s, 1/1/32	Baa3	250,000	275,135

PA Cmnwlth. Fin. Auth. Rev. Bonds, Ser. B, AGO, 5s, 6/1/31	AA	1,500,000	1,673,670

PA Econ. Dev. Fin. Auth. Wtr. Fac. Rev. Bonds (American Wtr. Co.), 6.2s, 4/1/39	A1	1,100,000	1,271,512

PA Hsg. Fin. Agcy. Rev. Bonds, Ser. A, 3.95s, 10/1/33(FWC)	AA+	1,000,000	1,001,560

PA State G.O. Bonds
Ser. 1, 5s, 11/15/30	Aa3	1,500,000	1,736,880
5s, 4/15/23	Aa3	1,170,000	1,341,335
Ser. 1, 5s, 6/1/21	Aa3	750,000	892,050
Ser. 1, 5s, 11/15/19	Aa3	1,500,000	1,746,120

PA State Econ. Dev. Fin. Auth. Rev. Bonds
5s, 12/31/38(FWC)	BBB	1,000,000	1,103,710
(Forum PL), 5s, 3/1/34	A+	2,000,000	2,196,340
(UPMC Oblig. Group), Ser. A, 5s, 2/1/34	Aa3	1,000,000	1,145,210
(Unemployment Compensation), Ser. B, 5s, 7/1/21	Aaa	1,000,000	1,109,950

PA State Econ. Dev. Fin. Auth. Exempt Fac. Rev. Bonds (Amtrak), Ser. A, 5s, 11/1/32	A1	500,000	547,165

PA State Econ. Dev. Fin. Auth. Poll. Control Rev. Bonds (PPL Elec. Util. Corp..), 4s, 10/1/23	A2	1,000,000	1,097,250

PA State Econ. Dev. Fin. Auth. Resource Recvy. Rev. Bonds (Colver), Ser. F, AMBAC, 5s, 12/1/15	BBB-	850,000	875,560

PA State Econ. Dev. Fin. Auth. Solid Waste Disp. Mandatory Put Bonds
(7/1/19) (Waste Mgt., Inc.), 2 1/4s, 7/1/41	A-	750,000	750,518
(5/1/15) (Waste Mgt., Inc.), 0.37s, 8/1/45	A-	2,900,000	2,901,160
(4/1/15) (Republic Services, Inc.), Ser. A, 0.37s, 4/1/19	BBB+	500,000	500,000

PA State Econ. Dev. Fin. Auth. Solid Waste Disp. Rev. Bonds
(Procter & Gamble Paper), 5 3/8s, 3/1/31	AA-	1,155,000	1,428,134
(Waste Mgmt., Inc.), Ser. A, 2 5/8s, 11/1/21	A-	750,000	754,095

PA State Fin., Auth. Rev. Bonds (Penn Hills), Ser. B, AMBAC, zero %, 12/1/27	AA-/P	1,000,000	602,970

PA State Higher Edl. Fac. Auth. Rev. Bonds
(Drexel U.), Ser. A, 5 1/8s, 5/1/36	A	1,000,000	1,099,160
(Assn. Indpt. Colleges & U. - Gwynedd-Mercy), Ser. GG5, Radian Insd., 5 1/8s, 5/1/32	BBB	1,020,000	1,072,805
(St. Joseph's U.), Ser. A, 5s, 11/1/40	A-	1,000,000	1,108,270
(Thomas Jefferson U.), 5s, 3/1/40	A1	1,000,000	1,108,710
(La Salle U.), 5s, 5/1/37	BBB	500,000	538,485
(Indiana U.), Ser. A, 5s, 7/1/32	BBB+	500,000	543,690
(Thomas Jefferson U.), 5s, 3/1/32	A1	500,000	560,235
(Philadelphia U.), 5s, 6/1/30	Baa2	200,000	215,508
(U. of PA), Ser. B, 5s, 9/1/25	AA+	1,150,000	1,332,885
(Philadelphia U.), 5s, 6/1/22	Baa2	330,000	357,037

PA State Higher Edl. Fac. Auth. Student Hsg. Rev. Bonds (East Stroudsburg U.), 5s, 7/1/42	Baa3	700,000	733,579

PA State Higher Edl. Facs. Auth. Rev. Bonds (Temple U.), Ser. 1, 5s, 4/1/31	Aa3	1,000,000	1,134,800

PA State Higher Edl. Facs. Auth. AICUP Fin. Program Rev. Bonds (Delaware Valley College of Science & Agriculture), Ser. LL1, 5s, 11/1/42	Baa3	500,000	519,625

PA State Indl. Dev. Auth. Rev. Bonds
5 1/2s, 7/1/23	A1	1,755,000	1,992,223
U.S. Govt. Coll., 5 1/2s, 7/1/23 (Prerefunded 7/1/18)	AAA/P	245,000	281,745

PA State Pub. School Bldg. Auth. Rev. Bonds
(Northampton Cnty. Area Cmnty. College), Ser. A, 5s, 6/15/34	AA	1,220,000	1,344,074
(Career Inst. of Tech.), NATL, U.S. Govt. Coll., 5s, 11/15/28 (Prerefunded 5/15/15)	A2	1,000,000	1,009,640
(Delaware Cnty. Cmnty. College), AGM, 5s, 10/1/27	A1	1,250,000	1,378,200
(School Dist. Philadelphia), Ser. B, AGM, 4 3/4s, 6/1/30	AA	2,000,000	2,099,600

PA State Tpk. Comm. Rev. Bonds
Ser. C, 5s, 12/1/44	A1	500,000	564,075
(Motor License Fund), 5s, 12/1/42	A2	1,000,000	1,096,890
Ser. A, 5s, 12/1/38	A1	600,000	682,746
(Motor License Fund), Ser. A1, 5s, 12/1/38	A2	2,000,000	2,214,640
Ser. B, 5s, 12/1/22	A1	2,075,000	2,399,966
zero %, 12/1/37	A2	1,000,000	781,910
zero %, 12/1/34	A2	2,250,000	1,759,500

PA State Tpk. Comm. Oil Franchise Tax Rev. Bonds
(2003 PA Tpk.), Ser. C, NATL, 5s, 12/1/28	AA	1,290,000	1,452,153
Ser. C, zero %, 12/1/38	AA	3,000,000	1,174,260

PA State U. Rev. Bonds
5s, 3/1/35	Aa2	1,000,000	1,137,760
5s, 9/1/29	Aa2	1,400,000	1,428,308

PA State, Higher Edl. Facs. Auth. Rev. Bonds
(Shippensburg U. Student Svcs.), 5s, 10/1/35	Baa3	250,000	263,518
(Temple U.), Ser. 1, 5s, 4/1/32	Aa3	500,000	566,030

Philadelphia, G.O. Bonds
Ser. B, AGO, U.S. Govt. Coll., 7 1/8s, 7/15/38 (Prerefunded 7/15/16)	AA	500,000	546,410
Ser. A, 5 1/4s, 7/15/27	A+	1,000,000	1,193,700
CIFG, 5s, 8/1/23	A+	1,980,000	2,093,909

Philadelphia, Arpt. Rev. Bonds, Ser. D, 5 1/4s, 6/15/25	A+	1,500,000	1,712,385

Philadelphia, Auth. for Indl. Dev. Rev. Bonds
(Global Leadership Academy), 6 3/8s, 11/15/40	BBB-	945,000	1,006,690
(Master Charter School), 6s, 8/1/35	BBB+	1,000,000	1,093,310

Philadelphia, Gas Wks. Rev. Bonds
Ser. 9, 5 1/4s, 8/1/40	A-	1,250,000	1,389,413
Ser. A-1, AGM, 5s, 9/1/26	AA	2,000,000	2,004,780

Philadelphia, Hosp. & Higher Ed. Fac. Auth. Rev. Bonds (Graduate Hlth. Syst. Oblig. Group)
7 1/4s, 7/1/18 (In default)(NON)	D/P	2,299,601	2,875
6 5/8s, 7/1/21 (In default)(NON)	D/P	679,545	849

Philadelphia, Hosp. & Higher Edl. Fac. Auth. VRDN (Children's Hosp. of Philadelphia), Ser. B, 0.03s, 7/1/25	VMIG1	2,060,000	2,060,000

Philadelphia, Redev. Auth. Rev. Bonds (Transformation Initiative), 5s, 4/15/26	A+	1,000,000	1,113,010

Philadelphia, School Dist. G.O. Bonds, Ser. A, AMBAC
5s, 8/1/22	A1	955,000	970,118
5s, 8/1/22 (Prerefunded 8/1/15)	A1	45,000	45,887

Pittsburgh, G.O. Bonds
BAM, 5s, 9/1/25	AA	1,000,000	1,207,260
Ser. B, 5s, 9/1/25	A1	1,250,000	1,464,150

Reading, G.O. Bonds, AGM, 5s, 11/1/29	A2	2,000,000	2,226,900

Snyder Cnty., Higher Ed. Auth. Rev. Bonds (Susquehanna U.), 5s, 1/1/38	A2	1,000,000	1,091,290

South Central, Gen. Auth. Rev. Bonds (Wellspan Hlth. Oblig. Group), 5s, 6/1/24	Aa3	310,000	376,439

Spring Grove, Area School Dist. G.O. Bonds, Ser. A, 5s, 10/1/23	AA-	500,000	599,775

State College, Area School Dist. G.O. Bonds, 5s, 3/15/40(FWC)	Aa1	750,000	862,268

Susquehanna, Area Regl. Arpt. Syst. Auth. Rev. Bonds, Ser. A
6 1/2s, 1/1/38	Baa3	575,000	619,856
5s, 1/1/27	Baa3	350,000	385,396

U. of Pittsburgh of the Cmnwlth. Sys. of Higher Ed. Rev. Bonds, Ser. B, 5s, 9/15/28	Aa1	1,600,000	1,816,880

Upper Moreland Twp., School Dist. G.O. Bonds, AGO, 5s, 9/1/28	Aa2	1,635,000	1,792,140

Warwick, School Dist. G.O. Bonds, 4s, 2/15/25	AA-	1,100,000	1,217,414

Washington Cnty., Hosp. Auth. Rev. Bonds (WA Hosp.), AMBAC, 5 1/2s, 7/1/17 (Escrowed to maturity)	Baa2	1,200,000	1,300,908

Washington Cnty., Indl. Dev. Auth. Hlth. Care Fac. Rev. Bonds (First Mtge. AHF/Central), 8 1/2s, 1/1/29	B/P	218,000	219,363

West Mifflin, Area School Dist. G.O. Bonds, AGM, 5 1/8s, 4/1/31	AA	1,500,000	1,680,210

West York, School Dist. G.O. Bonds, 5s, 4/1/22	AA-	1,215,000	1,449,033

Wilkes-Barre, Fin. Auth. Rev. Bonds
(U. of Scranton), 5s, 11/1/40	A	1,000,000	1,100,050
(U. of Scranton), 5s, 11/1/35	A	1,000,000	1,111,580
(Wilkes U.), 5s, 3/1/22	BBB	625,000	659,288

			189,343,152
Puerto Rico (3.2%)

Children's Trust Fund Tobacco Settlement (The) Rev. Bonds
5 1/2s, 5/15/39	BBB-	1,760,000	1,763,960
5 3/8s, 5/15/33	BBB	685,000	688,130

Cmnwlth. of PR, G.O. Bonds, Ser. A, FGIC, 5 1/2s, 7/1/21	B	1,000,000	874,560

Cmnwlth. of PR, Hwy. & Trans. Auth. Rev. Bonds
Ser. AA, NATL, 5 1/2s, 7/1/18	AA-	65,000	67,634
Ser. AA, NATL, U.S. Govt. Coll., 5 1/2s, 7/1/18 (Escrowed to maturity)	A3	1,435,000	1,651,757
Ser. AA-2, 5.3s, 7/1/35	B	125,000	91,593

Cmnwlth. of PR, Sales Tax Fin. Corp. Rev. Bonds
Ser. A, 5 3/8s, 8/1/39	B	750,000	490,320
Ser. C, 5 1/4s, 8/1/41	B	715,000	463,863
Ser. C, 5 1/4s, 8/1/40	B	500,000	366,385
Ser. A, NATL, zero %, 8/1/43	AA-	1,000,000	151,690

			6,609,892
Texas (0.4%)

Harris Cnty., Cultural Ed. Fac. Fin. Corp. VRDN (The Methodist Hosp.), Ser. C-1, 0.02s, 12/1/24	A-1+	910,000	910,000

			910,000
Utah (1.0%)

Murray City, Hosp. VRDN (IHC Hlth. Svcs., Inc.), Ser. A, 0.02s, 5/15/37	VMIG1	2,000,000	2,000,000

			2,000,000
Virgin Islands (0.8%)

VI Pub. Fin. Auth. Rev. Bonds
Ser. A, 6s, 10/1/39	Baa3	400,000	451,844
Ser. A-1, 5s, 10/1/39	Baa2	600,000	633,624
Ser. A, 5s, 10/1/25	Baa2	450,000	505,949

			1,591,417
TOTAL INVESTMENTS

Total investments (cost $193,360,669)(b)			$205,361,718

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from June 1, 2014 through February 28, 2015 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $208,013,460.
(RAT)	The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Putnam are indicated by “/P.” Securities rated by Fitch are indicated by “/F.” If a security is insured, it will usually be rated by the ratings organizations based on the financial strength of the insurer. For further details regarding security ratings, please see the Statement of Additional Information.
(b)	The aggregate identified cost on a tax basis is $193,264,086, resulting in gross unrealized appreciation and depreciation of $15,745,190 and $3,647,558, respectively, or net unrealized appreciation of $12,097,632.
(NON)	This security is non-income-producing.
(FWC)	Forward commitment, in part or in entirety.
	On Mandatory Put Bonds, the rates shown are the current interest rates at the close of the reporting period and the dates shown represent the next mandatory put dates.
	The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Education	21.8%
	Health care	19.3
	Local debt	17.1

	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
	Certain investments, including certain restricted and illiquid securities and derivatives are also valued at fair value following procedures approved by the Trustees. To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Municipal bonds and notes	$—	$205,357,994	$3,724

Totals by level	$—	$205,357,994	$3,724

During the reporting period, transfers within the fair value hierarchy, if any, did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Pennsylvania Tax Exempt Income Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: April 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: April 28, 2015

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: April 28, 2015